Impairments and Other Expenses - Components of Impairments and Other Expenses (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Impairment of Goodwill	$ 33,745,000			$ 33,745,000		$ 0		$ 0
Impairment of Sand Supply Agreement				0		18,606,000		0
Impairment of idled administrative and transload facilities				0		6,186,000		0
Severance, retention and relocation				280,000		571,000		0
Abandonment of construction projects				0		256,000		1,000
Expiration of exclusivity agreements				0		40,000		10,000
Impairments and other expenses		$ 1,941,000	$ 23,718,000	$ 34,025,000	[1]	$ 25,659,000	[1],[2]	$ 11,000	[1],[2],[3]

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Whitehall LLC and Other Assets.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.